Property and equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Depreciation Expense	$ 200,000	$ 100,000	$ 31,000
Unamortized capitalized software development costs	1,300,000	600,000	0
Amortization expense related to Capitalized software costs	$ 85,000	$ 0	$ 0